Related Party Transactions	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related Party Transactions	25. Related Party Transactions25.1. Relationship and transactions with joint venture entity
In 2022, the University of Colorado Anschutz Medical Campus and the University of Colorado Health (UCHealth)
created an asset-centric spin-off, OncoVerity, Inc (OncoVerity), focused on optimizing and advancing the development of cusatuzumab, a novel anti-CD70 antibody, in AML. OncoVerity is an entity of co-creation, combining the extensive translational biology insights from Dr. Clayton Smith, M.D. from the University of Colorado with our experience on the
CD70/CD27 pathway. argenx contributed $7 million in 2025 ($7 million and $13 million in 2024 and 2023 respectively).
The investment has been accounted under IAS 28 Investment in associates and Joint Ventures using the equity method of accounting and has been designated as an “Investment in a joint venture” in the consolidated statements of financial position. The share of net loss resulting from investment in joint ventures is presented in consolidated statements of profit or loss as “Loss from investment in a joint venture”. The cash contributions made by the Company to the Joint
Venture is reported under Cash flow from investing activities under “Investment in a joint venture”.
25.2. Relationship and transactions with subsidiaries
See ‘‘Note 29 — Overview of Consolidation Scope’’ for an overview of the consolidated companies of the group, which are all wholly-owned subsidiaries of argenx SE.
Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note.
25.3. Relationship and transactions with key personnel
The Company’s key management personnel consists of the members of the management team and the members of the board of directors.
Remuneration of key management personnel
On December 31, 2025, the Senior Management Team consisted of eight members: Chief Executive Officer, Chief
Operating Officer, Chief Financial Officer, Chief Scientific Officer, General Counsel, Chief Medical Officer, Vice
President Corporate Development and Strategy and Global Head of Quality Assurance. They provide their services on a full-time basis.
On December 31, 2025, the board of directors consisted of eight Non-Executive Directors: Peter Verhaeghe, Pamela
Klein, Anthony Rosenberg, James Daly, Camilla Sylvest, Ana Céspedes, Steve Krognes, Brian Kotzin, and one executive director, Tim Van Hauwermeiren.
Only the CEO is a member of both the Senior Management Team and the Board of Directors. The CEO does not receive any remuneration for his membership of the Board of Directors, as this is part of his total remuneration package in his capacity as member of the Senior Management Team.
The remuneration package of the members of key management personnel comprises:

	Year Ended December 31,
(in thousands of $, except for the number of stock options & RSUs)	2025	2024	2023
Remuneration of key management personnel
Short-term benefits for the Senior Management Team
Gross salary	$5,285	$4,529	$4,161
Variable pay	3,276	3,084	2,816
Employer social security	2,497	1,473	807
Other short term benefits	497	672	545
Post-employment benefits for the Senior Management	327	274	167
Cost of stock options granted in the year for the Senior Management Team	16,819	17,758	27,983
Cost of restricted stock units granted in the year for the Senior Management Team	—	16,211	11,694
Cost of performance stock units granted in the year for	13,899	—	—
Employer social security cost related to stock options	1,432	2,825	(494)
Total benefits for key management personnel	44,032	46,826	47,679
Numbers of stock options granted in the year
Senior Management Team	73,091	98,306	132,100
Numbers of restricted stock units granted in the year
Senior Management Team	—	36,365	30,425
Numbers of performance stock units granted in the year
Senior Management Team	24,742	—	—
Remuneration of Non-Executive Directors
Board fees and other short-term benefits for Non-	774	731	533
Cost of stock options granted in the year for Non-	—	—	2,280
Cost of restricted stock units granted in the year for Non- Executive Directors	3,159	4,511	1,034
Total benefits for Non-Executive Directors	$3,933	$5,242	$3,846
Numbers of stock options granted in the year
Non-Executive Directors	—	—	12,400
Numbers of restricted stock units granted in the year
Non-Executive Directors	5,624	10,118	2,713
Other
No loans, quasi-loans or other guarantees were given by the Company or any of its subsidiaries to members of the Senior
Management Team or the Board of Directors. We have not entered into transactions with the Company’s key management personnel, other than as described above with respect to remuneration arrangements relating to the exercise of their mandates as members of the Senior Management Team and the Board of Directors.